Employee benefits (Details 7) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Contributions
Expense of defined contribution plans	$ 220	$ 144	$ 97
Contribution to multi-employer plans	11	5	30
Defined pension benefits
Contributions
Total contributions to defined benefit pension and other postretirement benefit plans	347	305
Of which, discretionary contributions to defined benefit pension plans	83	36
Contributions by employer, noncash	42
Estimated contribution by employer, next fiscal year	286
Estimated discretionary non-cash contributions by employer, next fiscal year	44
Expected future cash flows in respect of pension and other postretirement benefit plans
2013	663
2014	664
2015	653
2016	653
2017	639
Years 2018-2022	3,122
Other postretirement benefits
Contributions
Total contributions to defined benefit pension and other postretirement benefit plans	15	16
Estimated contribution by employer, next fiscal year	20
Other postretirement benefits: Benefit payments
Expected future cash flows in respect of pension and other postretirement benefit plans
2013	21
2014	21
2015	21
2016	21
2017	21
Years 2018-2022	105
Other postretirement benefits: Medicare subsidies
Expected future cash flows in respect of pension and other postretirement benefit plans
2013	(1)
2014	(1)
2015	(1)
2016	(1)
2017	(1)
Years 2018-2022	$ (8)